REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
REGULATORY CAPITAL REQUIREMENTS
Schedule of the actual capital amounts and ratios for the Bank and the Company

The following is a summary of the actual capital amounts (dollars in thousands) and ratios as of December 31 for the Bank and the Company (on a consolidated basis):

			Required Ratios
			Minimum	Classification
	Actual Capital		Capital	As Well
	Amount	Ratio	Adequacy	Capitalized
2025
Tier 1 capital:
Bank	$76,603	8.45%	4.00%	5.00%
Consolidated	70,567	7.78	N/A	N/A
Tier 1 risk-based capital:
Bank	76,603	10.63	6.00	8.00
Consolidated	70,567	10.35	N/A	N/A
Common equity tier 1 capital:
Bank	76,603	10.63	4.50	6.50
Consolidated	70,567	10.35	N/A	N/A
Total risk-based capital:
Bank	85,444	11.86	8.00	10.00
Consolidated	87,158	12.79	N/A	N/A

	Amount	Ratio	Adequacy	Capitalized
2024
Tier 1 capital:
Bank	$71,596	8.23%	4.00%	5.00%
Consolidated	64,310	7.63	N/A	N/A
Tier 1 risk-based capital:
Bank	71,596	10.54	6.00	8.00
Consolidated	64,310	9.47	N/A	N/A
Common equity tier 1 capital:
Bank	71,596	10.54	4.50	6.50
Consolidated	64,310	9.47	N/A	N/A
Total risk-based capital:
Bank	80,108	11.80	8.00	10.00
Consolidated	80,552	11.86	N/A	N/A